Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The Company’s significant accounting policies are disclosed in the audited consolidated financial statements for the year ended December 31, 2019, included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2019. Since the date of those financial statements, there have been no changes to its significant accounting policies. There were no new accounting pronouncements adopted during 2020 that had a material effect on our consolidated financial statements.

Unaudited Interim Financial Information

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States for interim financial reporting and as required by Regulation S-X, Rule 10-01. The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the Company’s financial position as of September 30, 2020 and the results of its operations and its cash flows for the nine months ended September 30, 2019 and 2020. The financial data and other information disclosed in these notes related to the nine months ended September 30, 2019 and 2020 are unaudited. The results for the nine months ended September 30, 2020 are not necessarily indicative of results to be expected for the year ending December 31, 2020, any other interim periods, or any future year or period. Accordingly, these condensed consolidated financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2019.